Investment Securities (Tables)	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Cost and Equity Method Investments Disclosure [Text Block]
The carrying amount of other investment securities at December 31, 2018 and 2017 was as follows:

(In thousands)	December 31, 2018	December 31, 2017
FHLB stock	$43,388	$50,086
FRB stock	8,225	8,225
Equity investments carried at fair value	1,649	1,935
Equity investments carried at cost/modified cost (1)	2,589	3,500
Total other investment securities	$55,851	$63,746

Schedule of marketable securities
Investment securities at December 31, 2018 and December 31, 2017 were as follows:

(In thousands)	Amortized Cost	Gross Unrealized/Unrecognized Holding Gains	Gross Unrealized/Unrecognized Holding Losses	Estimated Fair Value
2018:
Debt Securities Available-for-Sale
U.S. Government sponsored entities’ asset-backed securities	$1,028,883	$453	$25,915	$1,003,421
Total	$1,028,883	$453	$25,915	$1,003,421
2018:
Debt Securities Held-to-Maturity
Obligations of states and political subdivisions	$305,278	$3,202	$2,672	$305,808
U.S. Government sponsored entities’ asset-backed securities	46,530	87	1,003	45,614
Total	$351,808	$3,289	$3,675	$351,422

(In thousands)	Amortized Cost	Gross Unrealized/Unrecognized Holding Gains	Gross Unrealized/Unrecognized Holding Losses	Estimated Fair Value
2017:
Debt Securities Available-for-Sale
Obligations of U.S. Treasury and other U.S. Government sponsored entities	$245,000	$—	$2,280	$242,720
U.S. Government sponsored entities’ asset-backed securities	852,645	4,645	8,129	849,161
Total	$1,097,645	$4,645	$10,409	$1,091,881
2017:
Debt Securities Held-to-Maturity
Obligations of states and political subdivisions	$300,412	$6,575	$713	$306,274
U.S. Government sponsored entities’ asset-backed securities	56,785	758	38	57,505
Total	$357,197	$7,333	$751	$363,779

Schedule of unrealized loss on investments
The following table provides detail on investment securities with unrealized/unrecognized losses aggregated by investment category and length of time the individual securities had been in a continuous loss position at December 31, 2018 and December 31, 2017:

	Less than 12 Months		12 Months or Longer		Total
(In thousands)	Fair Value	Unrealized/Unrecognized Losses	Fair Value	Unrealized/Unrecognized Losses	Fair Value	Unrealized/Unrecognized Losses
2018:
Debt Securities Available-for-Sale
U.S. Government sponsored entities' asset-backed securities	$506,280	$5,998	$449,569	$19,917	$955,849	$25,915
Total	$506,280	$5,998	$449,569	$19,917	$955,849	$25,915
2018:
Debt Securities Held-to-Maturity
Obligations of states and political subdivisions	$91,960	$1,095	$70,723	$1,577	$162,683	$2,672
U.S. Government sponsored entities’ asset-backed securities	32,656	838	6,931	165	39,587	1,003
Total	$124,616	$1,933	$77,654	$1,742	$202,270	$3,675

	Less than 12 Months		12 Months or Longer		Total
(In thousands)	Fair Value	Unrealized/Unrecognized Losses	Fair Value	Unrealized/Unrecognized Losses	Fair Value	Unrealized/Unrecognized Losses
2017:
Debt Securities Available-for-Sale
Obligations of U.S. Treasury and other U.S. Government sponsored entities	$24,931	$70	$217,789	$2,210	$242,720	$2,280
U.S. Government sponsored entities' asset-backed securities	236,924	2,786	318,797	5,343	555,721	8,129
Total	$261,855	$2,856	$536,586	$7,553	$798,441	$10,409
2017:
Debt Securities Held-to-Maturity
Obligations of states and political subdivisions	$26,644	$194	$45,498	$519	$72,142	$713
U.S. Government sponsored entities' asset-backed securities	7,331	38	—	—	7,331	38
Total	$33,975	$232	$45,498	$519	$79,473	$751

Schedule of contractual maturity of debt securities
The amortized cost and estimated fair value of investments in debt securities at December 31, 2018, are shown in the following table by contractual maturity, except for asset-backed securities, which are shown as a single total, due to the unpredictability of the timing in principal repayments.

(In thousands)	Amortized Cost	Estimated Fair Value	Tax Equivalent Yield (1)
Debt Securities Available-for-Sale
U.S. Government sponsored entities’ asset-backed securities	$1,028,883	$1,003,421	2.35%

Debt Securities Held-to-Maturity
Obligations of states and political subdivisions
Due five through ten years	$4,036	$3,987	3.04%
Due greater than ten years	301,242	301,821	3.69%
Total	$305,278	$305,808	3.68%

U.S. Government sponsored entities’ asset-backed securities	$46,530	$45,614	2.83%